BORROWED MONEY (Tables)	12 Months Ended
Sep. 30, 2015
BORROWED MONEY
Schedule of borrowed money

	2015		2014
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate

FHLB advances maturing within the year ending September 30:
2015	$—	—%	$163,900,000	0.62%
2016	166,500,000	0.28%	—	—%
Thereafter	4,000,000	5.48%	4,000,000	5.48%

Total FHLB advances	170,500,000	0.40%	167,900,000	0.74%

Retail repurchase agreements	41,103,652	0.17%	33,790,082	0.10%
Term loan	8,250,000	2.70%	9,250,000	2.66%

Total borrowed money	$219,853,652	0.44%	$210,940,082	0.72%

Summary of the required principal payments for each of the next five years
Year ending September 30:
2016	$1,375,000
2017	1,500,000
2018	1,500,000
2019	1,687,500
2020	1,750,000
Thereafter	437,500
Total	$8,250,000